OTHER RESERVES	12 Months Ended
Dec. 31, 2018
OTHER RESERVES.
OTHER RESERVES

24.  OTHER RESERVES

Other reserves mainly consist of the translation reserve. The translation reserve consists of all foreign currency differences arising from the translation of the financial statements of foreign operations amounting to Rp296 billion and Rp430 billion as of December 31, 2017 and 2018, respectively. There were no reclassifications to profit or loss for the years ended December 31, 2016, 2017 and 2018.